Label	Element	Value
Innovator Equity Dual Directional 10 Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.30%
Innovator Equity Dual Directional 10 Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $607.03 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.60%
Innovator Equity Dual Directional 10 Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.10 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.50%
Innovator Equity Dual Directional 10 Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $776.53 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)
Innovator Equity Dual Directional 10 Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $613.85 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(16.30%)